Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Minimum Future Lease Payments Under All Capital and Operating Leases

Minimum future lease payments under all capital and operating leases as of December 31, 2012 are as follows:

	Capital Leases	Operating Leases	Total
December 31,
2013	$18,275	$560,468	$578,743
2014	7,614	593,351	600,965
2015	—	604,581	604,581
2016	—	567,000	567,000
2017	—	567,001	567,001
Thereafter	—	49,100	49,100

Total minimum lease payments	25,889	$2,941,501	$2,967,390

Less amount representing interest	1,241

Present value of net minimum obligations	24,648
Less current obligation under capital lease	17,158

Long-term obligation under capital lease	$7,490